UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7139

Fidelity Hereford Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for
Fidelity® Money Market Fund

January 31, 2009

1.813021.104

SPM-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.1%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC, VRDN
2/6/09	0.75% (c)	$ 11,700	$ 11,700
Certificates of Deposit - 46.4%

Domestic Certificates Of Deposit - 0.3%
PNC Bank NA, Pittsburgh
3/16/09 to 4/1/09	3.08 to 3.09	24,000	24,000
London Branch, Eurodollar, Foreign Banks - 14.3%
Credit Agricole SA
2/2/09 to 4/1/09	1.27 to 2.50	204,000	204,000
Credit Industriel et Commercial
2/9/09 to 4/14/09	1.31 to 3.16	100,000	100,000
HSBC Bank PLC
2/27/09	2.05	20,000	20,000
ING Bank NV
2/23/09 to 4/27/09	1.20 to 1.30	338,000	338,000
Landesbank Hessen-Thuringen
4/23/09	1.30	30,000	30,000
National Australia Bank Ltd.
2/27/09 to 3/23/09	1.25 to 2.25	153,000	153,018
UniCredit SpA
2/9/09 to 5/5/09	1.25 to 2.70	390,000	390,000
			1,235,018
New York Branch, Yankee Dollar, Foreign Banks - 31.8%
Abbey National Treasury Services PLC
2/19/09	2.44 (c)	9,000	9,000
Banco Bilbao Vizcaya Argentaria SA
2/11/09	2.15	59,000	59,000
Banco Santander SA
2/2/09	3.19	11,000	11,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Bank of Montreal
2/7/09 to 2/23/09	0.91 to 0.98% (c)	$ 97,000	$ 97,000
Bank of Nova Scotia
3/5/09 to 4/17/09	1.39 to 2.50 (c)	131,000	131,000
Bank of Scotland PLC
2/6/09	2.92 (c)	161,000	161,000
Bank Tokyo-Mitsubishi UFJ Ltd.
4/15/09 to 4/27/09	1.15 to 1.20	151,000	151,000
Barclays Bank PLC
2/11/09	1.02 (c)	78,000	78,000
BNP Paribas SA
2/10/09 to 4/20/09	2.30 to 3.10	205,000	205,000
Canadian Imperial Bank of Commerce
2/3/09 to 3/30/09	1.20 to 2.25	193,000	193,000
Commerzbank AG
4/20/09 to 4/27/09	1.15 to 1.25	54,000	54,000
Deutsche Bank AG
4/4/09	1.64 (c)	155,000	155,000
Intesa Sanpaolo SpA
2/2/09 to 7/13/09	0.89 to 1.15 (c)	88,000	88,000
Natixis SA
3/5/09 to 4/14/09	1.00 to 1.20	122,000	122,000
Rabobank Nederland
2/19/09 to 1/12/10	1.20 to 3.01	275,000	275,000
Royal Bank of Canada
2/19/09 to 1/12/10	1.20 to 2.00 (c)	116,000	116,000
Royal Bank of Scotland PLC
2/27/09 to 4/15/09	0.96 to 1.11 (c)	117,000	117,000
San Paolo IMI SpA
4/21/09	3.15	35,000	35,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Societe Generale
3/16/09 to 4/27/09	1.05 to 1.40%	$ 217,000	$ 217,000
Sumitomo Mitsui Banking Corp.
4/23/09 to 5/7/09	1.15 to 1.20	75,000	75,000
Svenska Handelsbanken AB
2/26/09 to 3/11/09	2.00 to 2.52 (c)	51,000	51,000
Toronto-Dominion Bank
2/17/09 to 1/14/10	1.60 to 3.04	344,000	344,000
			2,744,000
TOTAL CERTIFICATES OF DEPOSIT			4,003,018
Commercial Paper - 15.4%

American Honda Finance Corp.
2/12/09	2.01	10,000	9,994
Atlantic Asset Securitization Corp.
2/3/09	1.25	5,000	5,000
Banco Bilbao Vizcaya Argentaria SA (London Branch)
2/2/09 to 3/5/09	2.11 to 2.21	184,000	183,747
CBA Finance, Inc.
2/10/09	2.04	56,000	55,972
CVS Caremark Corp.
2/3/09 to 6/10/09	2.00 to 6.10	28,000	27,999
Dakota Notes (Citibank Credit Card Issuance Trust)
2/2/09 to 5/6/09	0.65 to 2.65	195,000	194,670
Danske Corp.
3/23/09	1.34	15,000	14,972
DnB NOR Bank ASA
2/17/09 to 5/13/09	1.00 to 2.17	57,000	56,894
Emerald Notes (BA Credit Card Trust)
2/2/09 to 5/1/09	1.10 to 1.71	118,000	117,820
Intesa Funding LLC
2/2/09 to 6/19/09	1.50 to 2.17	114,000	113,897
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
John Deere Capital Corp.
2/27/09	2.26%	$ 6,000	$ 5,990
Nationwide Building Society
4/9/09 to 4/27/09	1.35 to 1.49	58,000	57,823
Palisades Notes (Citibank Omni Master Trust)
2/2/09	0.85	10,000	10,000
Sanpaolo IMI U.S. Financial Co.
3/3/09	2.21	77,000	76,859
Santander Finance, Inc.
7/22/09	1.51	16,000	15,886
Sheffield Receivables Corp.
2/2/09 to 2/6/09	1.25 to 1.30	8,000	7,999
Societe Generale North America, Inc.
2/27/09 to 7/13/09	1.00 to 2.30	213,000	212,301
Thames Asset Global Securities No. 1, Inc.
2/2/09	0.65	40,000	39,999
Toronto Dominion Holdings (USA)
6/15/09 to 10/5/09	1.65 to 2.14	88,000	87,049
Toyota Motor Credit Corp.
3/24/09	1.20	16,000	15,973
WellPoint, Inc.
2/9/09 to 2/17/09	1.80 to 1.90	15,000	14,989
XTO Energy, Inc.
2/2/09	1.50	5,000	5,000
TOTAL COMMERCIAL PAPER			1,330,833
U.S. Government and Government Agency Obligations - 1.0%

Other Government Related - 1.0%
Bank of America NA (FDIC Guaranteed)
4/29/09	1.23 (c)(d)	85,728	85,728
Federal Agencies - 10.4%

Fannie Mae - 2.7%
7/23/09 to 9/25/09	2.03 to 3.37	238,000	234,533
Federal Home Loan Bank - 7.0%
2/19/09 to 3/2/10	0.28 to 3.26 (c)	599,000	597,950
Federal Agencies - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Freddie Mac - 0.7%
2/23/09 to 4/27/09	0.34 to 1.17% (c)	$ 62,000	$ 61,999
TOTAL FEDERAL AGENCIES			894,482
U.S. Treasury Obligations - 1.6%

U.S. Treasury Bills - 1.6%
7/2/09	1.29 to 1.36	139,724	138,952
Bank Notes - 0.4%

Banque Federative du Credit Mutuel
2/28/09	2.38 (b)(c)	35,000	35,000
Medium-Term Notes - 20.5%

Allstate Life Global Funding Trusts
3/20/09	1.78 (c)	20,000	20,000
American Honda Finance Corp.
4/14/09	1.29 (b)(c)	25,000	24,981
AT&T, Inc.
8/5/09	1.89 (b)(c)	72,000	72,000
Australia & New Zealand Banking Group Ltd.
3/2/09	2.43 (b)(c)	155,000	155,000
Bank of America NA
4/3/09	1.63 (c)	82,000	82,000
Bank of Montreal
2/5/09	0.94 (b)(c)	42,000	42,000
BNP Paribas US Medium-Term Note Program LLC
2/13/09	2.45 (c)	49,000	49,000
BP Capital Markets PLC
3/11/09	2.28 (c)	35,000	35,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Caja Madrid SA
2/12/09	1.31% (b)(c)	$ 19,000	$ 19,000
Commonwealth Bank of Australia
4/3/09	1.63 (b)(c)	67,000	67,000
Compagnie Financiere du Credit Mutuel
3/9/09	2.40 (b)(c)	23,000	23,000
Credit Agricole SA
3/23/09	1.78 (b)(c)	160,000	160,000
General Electric Capital Corp.
2/9/09 to 4/8/09	0.49 to 1.46 (c)	137,580	137,580
ING USA Annuity & Life Insurance Co.
3/24/09	1.73 (c)(e)	11,000	11,000
Jackson National Life Insurance Co.
3/9/09	2.69 (b)(c)	11,500	11,500
Lloyds TSB Group PLC
2/7/09	2.81 (b)(c)	76,000	76,000
Metropolitan Life Global Funding I
2/6/09	0.48 (b)(c)	5,000	5,000
National Australia Bank Ltd.
3/6/09	2.42 (b)(c)	42,000	42,000
New York Life Insurance Co.
2/27/09 to 3/31/09	1.62 to 2.35 (c)(e)	88,000	88,000
Nordea Bank AB
4/24/09	1.51 (c)	155,000	155,000
Pacific Life Global Funding
2/3/09 to 2/12/09	0.44 to 0.51 (b)(c)	10,000	10,000
PNC Bank NA, Pittsburgh
2/4/09	3.27 (c)	19,000	19,000
Procter & Gamble Co.
3/9/09	2.22 (c)	17,000	17,000
Royal Bank of Canada
2/17/09	0.73 to 2.45 (b)(c)	80,000	80,000
Security Life of Denver Insurance Co.
2/28/09	2.44 (c)(e)	8,000	8,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Svenska Handelsbanken AB
4/6/09	1.64% (b)(c)	$ 60,000	$ 60,000
Transamerica Occidental Life Insurance Co.
4/1/09	1.69 (c)(e)	29,000	29,000
Verizon Communications, Inc.
3/15/09	2.10 (c)	45,000	45,000
Wells Fargo & Co.
2/17/09	0.48 (b)(c)	52,500	52,500
5/1/09	3.55 (c)	80,000	80,010
WestLB AG
2/9/09	0.46 (b)(c)	24,000	24,000
Westpac Banking Corp.
3/4/09	2.43 (b)(c)	70,000	69,995
TOTAL MEDIUM-TERM NOTES			1,769,566
Short-Term Notes - 0.3%

Metropolitan Life Insurance Co.
4/1/09	1.73 (c)(e)	25,000	25,000
Repurchase Agreements - 4.8%
	Maturity Amount (000s)
In a joint trading account at 0.29% dated 1/30/09 due 2/2/09 (Collateralized by U.S. Government Obligations) #	$ 13	13
With:
Banc of America Securities LLC at 0.61%, dated 1/30/09 due 2/2/09 (Collateralized by U.S. Government Obligations valued at $160,688,201, 0% - 7%, 1/15/21 - 7/25/38)	156,008	156,000
Barclays Capital, Inc. at:
1%, dated 1/27/09 due 4/6/09 (Collateralized by Equity Securities valued at $16,502,750)	15,029	15,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Barclays Capital, Inc. at: - continued
1.1%, dated 1/8/09 due 3/10/09 (Collateralized by Equity Securities valued at $34,126,089)	$ 31,058	$ 31,000
BNP Paribas Securities Corp. at 0.71%, dated 1/30/09 due 2/2/09 (Collateralized by Equity Securities valued at $102,300,001)	93,006	93,000
Credit Suisse Securities (USA) LLC at 0.56%, dated 1/30/09 due 2/2/09 (Collateralized by Equity Securities valued at $118,800,675)	108,005	108,000
ING Financial Markets LLC at 0.59%, dated 1/9/09 due 2/9/09 (Collateralized by Corporate Obligations valued at $6,306,295, 4.7% - 6.25%, 6/1/09 - 9/1/17)	6,003	6,000
TOTAL REPURCHASE AGREEMENTS		409,013
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $8,703,292)		8,703,292
NET OTHER ASSETS - (0.9)%		(76,778)
NET ASSETS - 100%		$ 8,626,514
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,028,976,000 or 11.9% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $85,728,000 or 1% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $161,000,000 or 1.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
ING USA Annuity & Life Insurance Co. 1.73%, 3/24/09	6/23/05	$ 11,000
Metropolitan Life Insurance Co. 1.73%, 4/1/09	3/26/02	$ 25,000
New York Life Insurance Co.: 1.62%, 3/31/09	3/28/08	$ 60,000
2.35%, 2/27/09	5/12/08	$ 28,000
Security Life of Denver Insurance Co. 2.44%, 2/28/09	8/26/05	$ 8,000
Transamerica Occidental Life Insurance Co. 1.69%, 4/1/09	3/27/08	$ 29,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$13,000 due 2/02/09 at 0.29%
Banc of America Securities LLC	$ 1
Bank of America, NA	2
Barclays Capital, Inc.	1
Deutsche Bank Securities, Inc.	1
Goldman, Sachs & Co.	1
Greenwich Capital Markets, Inc.	-
ING Financial Markets LLC	1
J.P. Morgan Securities, Inc.	6
Merrill Lynch Government Securities, Inc.	-
RBC Capital Markets Corp.	-
$ 13
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 8,703,292	$ -	$ 8,703,292	$ -
Income Tax Information
At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $8,703,292,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Government
Money Market Fund

January 31, 2009

1.813060.104

SPU-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 75.4%
Due Date	Yield (a)	Principal Amount	Value
Fannie Mae - 16.4%
2/2/09 to 9/25/09	0.47 to 3.46% (b)	$ 192,185,000	$ 191,436,163
Federal Home Loan Bank - 43.8%
2/2/09 to 3/2/10	0.25 to 3.26 (b)	511,465,000	511,331,400
Freddie Mac - 15.2%
2/2/09 to 12/2/09	0.23 to 3.14 (b)	177,405,000	177,609,711
TOTAL FEDERAL AGENCIES			880,377,274
U.S. Treasury Obligations - 3.4%

U.S. Treasury Bills - 3.4%
4/30/09 to 12/17/09	0.52 to 1.62	40,000,000	39,788,617
Repurchase Agreements - 21.0%
	Maturity Amount
In a joint trading account at 0.29% dated 1/30/09 due 2/2/09 (Collateralized by U.S. Government Obligations) #	$ 90,753,211	90,751,000
With:
Banc of America Securities LLC at 0.29%, dated 1/9/09 due 4/9/09 (Collateralized by U.S. Government Obligations valued at $23,464,458, 5%, 9/1/38)	23,016,388	23,000,000
Barclays Capital, Inc. at:
0.2%, dated 1/12/09 due 2/12/09 (Collateralized by U.S. Government Obligations valued at $30,603,570, 4.5% - 5.5%, 6/1/18 - 4/1/33)	30,005,167	30,000,000
0.35%, dated:
1/16/09 due 2/6/09 (Collateralized by U.S. Government Obligations valued at $19,383,203, 4% - 7.5%, 10/1/21 - 1/1/39)	19,003,879	19,000,000
1/29/09 due 2/27/09 (Collateralized by U.S. Government Obligations valued at $19,380,755, 4.5% - 6.5%, 6/1/18 - 1/1/39)	19,005,357	19,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Deutsche Bank Securities, Inc. at:
0.25%, dated 1/8/09 due 3/31/09 (Collateralized by U.S. Government Obligations valued at $15,302,656, 7%, 4/1/37)	$ 15,008,542	$ 15,000,000
0.26%, dated 1/7/09 due 3/31/09 (Collateralized by U.S. Government Obligations valued at $8,161,533, 5.5%, 6/1/38)	8,004,796	8,000,000
0.27%, dated 1/7/09 due 3/31/09 (Collateralized by U.S. Government Obligations valued at $8,161,592, 5.5%, 6/1/38)	8,004,980	8,000,000
ING Financial Markets LLC at 0.2%, dated:
1/5/09 due 2/3/09 (Collateralized by U.S. Government Obligations valued at $10,202,671, 5.67%, 4/1/36)	10,001,611	10,000,000
1/12/09 due 2/11/09 (Collateralized by U.S. Government Obligations valued at $4,122,125, 5%, 5/25/38)	4,000,667	4,000,000
Societe Generale at 0.35%, dated 1/16/09 due 2/6/09 (Collateralized by U.S. Government Obligations valued at $19,383,203, 5%, 3/1/34 - 2/1/36)	19,003,879	19,000,000
TOTAL REPURCHASE AGREEMENTS		245,751,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $1,165,916,891)		1,165,916,891
NET OTHER ASSETS - 0.2%		2,681,584
NET ASSETS - 100%		$ 1,168,598,475
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$90,751,000 due 2/02/09 at 0.29%
Banc of America Securities LLC	$ 6,477,961
Bank of America, NA	17,227,964
Barclays Capital, Inc.	7,178,318
Deutsche Bank Securities, Inc.	5,742,655
Goldman, Sachs & Co.	9,906,079
Greenwich Capital Markets, Inc.	2,871,327
ING Financial Markets LLC	8,326,849
J.P. Morgan Securities, Inc.	28,569,290
Merrill Lynch Government Securities, Inc.	2,871,327
RBC Capital Markets Corp.	1,579,230
$ 90,751,000
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,165,916,891	$ -	$ 1,165,916,891	$ -
Income Tax Information
At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,165,916,891.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® U.S. Treasury
Money Market Fund

January 31, 2009

1.813057.104

TMM-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 100.4%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 97.7%
2/5/09 to 1/14/10	0.01 to 2.47%	$ 9,377,875	$ 9,365,588
U.S. Treasury Bonds - 0.2%
5/15/09	0.26	21,000	21,775
U.S. Treasury Notes - 2.5%
2/15/09 to 10/31/09	0.09 to 1.58	240,500	241,984
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $9,629,347)	9,629,347
NET OTHER ASSETS - (0.4)%	(42,122)
NET ASSETS - 100%	$ 9,587,225
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 9,629,347	$ -	$ 9,629,347	$ -
Income Tax Information
At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $9,629,347,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hereford Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 1, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2009